Investee Companies and other investments (Summary of Information on Financial Position) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current Assets	€ 83,122	€ 55,526
Non-current assets	227,050	155,634
Total assets	310,172	211,160	€ 198,087
Current liabilities	(37,686)	(19,851)
Non-current liabilities	(164,920)	(114,352)
Total liabilities	(202,606)	(134,203)
Equity attributable to the owners of the Company	106,629	78,515
Company's share	(107,566)	(76,957)	€ (77,500)	€ (84,371)
Carrying Amount of investment	€ 23,580	€ 19,641
Dori Energy [Member]
Disclosure of associates [line items]
Proportion of ownership interest	50.00%	50.00%
Current Assets	€ 44	€ 1,154
Non-current assets	62,484	49,629
Total assets	62,506	50,783
Current liabilities	(215)	(204)
Non-current liabilities	(20,852)	(18,005)
Total liabilities	(21,067)	(18,209)
Equity attributable to the owners of the Company	41,483	32,574
Company's share	20,742	16,287
Surplus Costs and goodwill	3,269	3,376
Other Adjustments	(431)	(22)
Carrying Amount of investment	€ 23,580	€ 19,641